Exhibit 99.17

Client:	Amerihome ASF
Report Pulled:
Loan Count:	62
Loan Number	Borrower Last Name	Field	Tape Data	Review Data
XXXXXXX	XXXXXXX	** LOAN PURPOSE - (M)** [UW]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	Note Date	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	Note Date	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	Back-End From Lender [NT]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	** LOAN PURPOSE - (M)** [UW]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	**ORIGINAL APPRAISED VALUE** [NT]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	Note Date	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	** LOAN PURPOSE - (M)** [UW]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	Note Date	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	**ORIGINAL APPRAISED VALUE** [NT]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	**PROPERTY TYPE - (M)** [NT]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	** LOAN PURPOSE - (M)** [UW]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	** LOAN PURPOSE - (M)** [UW]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	Back-End From Lender [NT]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	Back-End From Lender [NT]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	Back-End From Lender [NT]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	**PROPERTY TYPE - (M)** [NT]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	Back-End From Lender [NT]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	Back-End From Lender [NT]	XXXXXXX	XXXXXXX
XXXXXXX	XXXXXXX	Back-End From Lender [NT]	XXXXXXX	XXXXXXX